Prepaid Land Lease Payments - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2013	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Prepaid Land Lease Rights [Member] USD ($)	Dec. 31, 2013 Prepaid Land Lease Rights [Member] CNY	Dec. 31, 2012 Prepaid Land Lease Rights [Member] CNY	Dec. 31, 2011 Prepaid Land Lease Rights [Member] CNY	Dec. 31, 2010 Prepaid Land Lease Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of equity interests acquired								52.00%		52.00%
Amortization period	49 years							36 years		38 years
Amortization of intangible assets		$ 4,901	29,669	28,658	25,058	$ 463	2,801	1,637	743